Leases (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of quantitative information about leases for lessee [abstract]
Schedule of Changes in Carrying Value of Right of Use Assets

Following are the changes in the carrying value of right of use assets for the year ended March 31, 2024:

(Dollars in millions)
	Category of ROU asset
	Land	Buildings	Vehicles	Computers	Total
Balance as of April 1, 2023	76	474	2	285	837
Additions*	—	47	1	226	274
Deletions	(1)	(22)	—	(91)	(114)
Impairment#	—	(10)	—	—	(10)
Depreciation	(1)	(87)	(1)	(104)	(193)
Translation difference	(2)	(6)	—	—	(8)
Balance as of March 31, 2024	72	396	2	316	786

* Net of adjustments on account of modifications and lease incentives

Following are the changes in the carrying value of right of use assets for the year ended March 31, 2023:

(Dollars in millions)
	Category of ROU asset
	Land	Buildings	Vehicles	Computers	Total
Balance as of April 1, 2022	83	489	2	62	636
Additions*	—	107	1	328	436
Deletions	—	(5)	—	(46)	(51)
Depreciation	(1)	(84)	(1)	(61)	(147)
Translation difference	(6)	(33)	—	2	(37)
Balance as of March 31, 2023	76	474	2	285	837

* Net of adjustments on account of modifications and lease incentives

Following are the changes in the carrying value of right of use assets for the year ended March 31, 2022:

(Dollars in millions)
	Category of ROU asset
	Land	Buildings	Vehicles	Computers	Total
Balance as of April 1, 2021	86	545	3	22	656
Additions*	—	60	—	63	123
Deletions	—	(11)	—	(6)	(17)
Depreciation	(1)	(88)	(1)	(15)	(105)
Translation difference	(2)	(17)	—	(2)	(21)
Balance as of March 31, 2022	83	489	2	62	636

* Net of adjustments on account of modifications and lease incentives

Schedule of the Break-up of Current and Non-current Lease Liabilities

The following is the break-up of current and non-current lease liabilities:

(Dollars in millions)
	As of
	March 31, 2024	March 31, 2023
Current lease liabilities	235	151
Non-current lease liabilities	767	859
Total	1,002	1010

Schedule of Movement in Lease Liabilities

The following is the movement in lease liabilities:

(Dollars in millions)
	Year ended March 31,
	2024	2023	2022
Balance at the beginning	1,010	722	728
Additions	265	434	125
Finance cost accrued during the period	39	30	24
Deletions	(53)	(6)	(18)
Payment of lease liabilities	(245)	(152)	(128)
Translation difference	(14)	(18)	(9)
Balance at the end	1,002	1,010	722

Schedule of Contractual Maturities of Lease Liabilities

The table below provides details regarding the contractual maturities of lease liabilities on an undiscounted basis:

(Dollars in millions)
	As of
	March 31, 2024	March 31, 2023
Less than one year	258	219
One to five years	734	663
More than five years	119	241
Total	1,111	1,123

Schedule of Movement in Net Investment in Sublease ROU Asset

The following is the movement in the net-investment in sublease of ROU asset:

(Dollars in millions)
	Year ended March 31,
	2024	2023	2022
Balance at the beginning	44	49	53
Additions	—	1	1
Deletions	(42)	—	—
Interest income accrued during the period	—	2	2
Lease receipts	(1)	(8)	(7)
Balance at the end	1	44	49

Schedule of Movement in Net Investment in Lease

The following is the movement in the net investment in lease:

(Dollars in millions)
	Year ended March 31,
	2024	2023	2022
Balance at the beginning	112	17	—
Additions	149	91	18
Interest income accrued during the period	3	1	—
Others	—	(1)	(1)
Lease receipts	(48)	—	—
Translation Differences	3	4	—
Balance at the end	219	112	17